Cost and Expenses by nature	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Expenses by nature [abstract]
Cost and Expenses by nature

Note 13 - Cost and expenses by nature

The cost of sales is comprised as shown below:

	For the nine-month periods ended
	September 30,		September 30,
	2024		2023
Cost of merchandise and logistic costs	Ps.	34,235,653	Ps.	26,603,732
Depreciation of property, furniture, equipment, and lease-hold improvements		91,011		66,244
Depreciation of right-of-use asset		87,549		63,627
Cost of sales	Ps.	34,414,213	Ps.	26,733,603

The sales and administrative expenses are as follows:

	For the nine-month periods ended
	September 30,		September 30,
	2024		2023
Personnel expenses	Ps.	2,791,671	Ps.	2,268,607
Depreciation and amortization		773,526		628,175
Cash-in-transit services, surveillance and maintenance		492,480		401,465
Energy, fuel, and lubricants		387,400		300,823
Shared-based payments (1)		396,054		302,438
Advertising		122,773		107,537
Other taxes and rights		123,499		97,281
Professional services (2)		209,471		72,307
Other		338,135		285,541
Total sales and administrative expenses	Ps.	5,635,009	Ps.	4,464,174

(1)
The share-based payments in the nine-month periods ended September 30, 2024 and 2023 were comprised of Ps. 375,280 and Ps. 178,157, respectively, in respect of options granted under the Plan. In addition, the share-based payments in the nine-month periods ended September 30, 2024 and 2023 were comprised of Ps. 20,774 and Ps. 124,281, respectively, in respect of Exit Options. (See Note 17).
(2)
An amount of Ps. 93,075 in IPO services was incurred in the nine-month period ended on September 30, 2024, out of which Ps. 69,806 was recognized as an expense and Ps. 23,269 was capitalized as part of the net proceeds of the new shares.

Note 18 - Cost and Expenses by nature

The cost of sales is comprised as shown below:

	December 31, 2023		December 31, 2022		December 31, 2021
Cost of merchandise and logistic costs	Ps.	36,854,490	Ps.	27,537,825	Ps.	19,561,023
Depreciation of properties, furniture, equipment, and lease-hold improvements		94,121		50,883		34,008
Depreciation of right-of-use asset		89,931		66,935		60,059
Cost of sales	Ps.	37,038,542	Ps.	27,655,643	Ps.	19,655,090

The sales and administrative expenses are as follows:

	December 31, 2023		December 31, 2022		December 31, 2021
Personnel Expenses		3,082,527		2,085,846		1,305,558
Depreciation and Amortization		905,043		667,236		436,087
Cash-in-Transit Services, Surveillance and Maintenance		571,631		446,146		331,885
Energy, Fuel, and Lubricants		421,231		336,842		277,619
Shared-based payment (1)		384,566		303,789		142,123
Other		414,060		267,835		370,070
Advertising		160,497		132,342		81,000
Other taxes and rights		163,303		100,993		53,662
Professional Services (2)		106,983		71,901		48,558
Total sales and administrative expenses	Ps.	6,209,841	Ps.	4,412,930	Ps.	3,046,562

(1)
The share-based payment in 2023, 2022 and 2021 were comprised of Ps.244,352, Ps.152,113 and Ps.24,892, respectively, in respect of options granted under the Plan and Ps.140,214, Ps.151,676 and Ps.117,231 , respectively, in respect of Exit Options.
(2)
An amount of Ps.37,910 in IPO related services was incurred during 2023 out of which Ps.28,432 was recognized as an expense and Ps.9,477 will be capitalized as part of the net proceeds of the new shares to be issued due to the IPO and as of December 31, 2023, were recognized as advanced payments.